PROPERTY AND EQUIPMENT, NET (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and Equipment		¥ 42,559,611			¥ 71,236,365
Less: Accumulated depreciation		(13,863,009)			(30,251,191)
Property and Equipment, net		28,696,602		$ 5,961,046	40,985,174
Depreciation expenses	¥ 16,808,987	9,049,769	¥ 4,490,972
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property and Equipment		17,453,885			22,615,657
Furniture
Property, Plant and Equipment [Line Items]
Property and Equipment		15,499,944			36,630,720
Office and electronic equipment
Property, Plant and Equipment [Line Items]
Property and Equipment		7,253,743			9,071,471
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and Equipment		1,897,392			2,116,266
Motor vehicles
Property, Plant and Equipment [Line Items]
Property and Equipment		¥ 454,647			¥ 802,251